UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [   ]; Amendment Number:

This amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Telemark Asset Management, LLC
Address:           One International Place, Suite 2401
                   Boston, Massachusetts 02110

13 File Number: 028-12649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian C. Miley
Title:     Chief Financial Officer
Phone:     (617) 526-8910

Signature, Place and Date of Signing

/s/ Brian C. Miley           Boston, Massachusetts            May 10, 2013
----------------------       ---------------------            ------------
[Signature]                  [City, State]                    [Date]
Brian C. Miley, Chief
Financial Officer

Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)

[  ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   44 Data Records

Form 13F Information Table Value Total:   $284,105 (thousands)
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
Telemark Fund, LP
3/31/2013


                                   Asset    CUSIP     Market   Quantity  SH/PRN Investment  Other     Sole  Shares  None
                                   Type               Value                     Discretion Managers
                                                     (000's)
ARM HOLDINGS PLC-SPONS ADR         Equity  42068106   25,422    600,000   SH      Sole               600,000
AMAZON.COM INC                     Equity  23135106   21,319     80,000   SH      Sole                80,000
SPDR GOLD TRUST GOLD SHARES NPV    Equity  78463V107  17,301    112,000   SH      Sole               112,000
CREE INC                           Equity  225447101  14,772    270,000   SH      Sole               270,000
GREEN PLAINS RENEWABLE ENERG       Equity  393222104  12,584  1,100,000   SH      Sole             1,100,000
KLA-TENCOR CORPORATION             Equity  482480100  11,603    220,000   SH      Sole               220,000
AGNICO EAGLE MINES COM NPV ISIN    Equity  008474108  11,081    270,000   SH      Sole               270,000
#CA0084741085 SEDOL #2009823
TOYOTA MOTOR CORP ADR-EACH REP 2   Equity  892331307   9,238     90,000   SH      Sole                90,000
ORD NPV LVLIII(SPON)
AIXTRON AG-SPONSORED ADR           Equity  9606104     8,796    600,000   SH      Sole               600,000
ROYAL GOLD INC                     Equity  780287108   8,524    120,000   SH      Sole               120,000
US AIRWAYS GROUP INC               Equity  90341W108   8,485    500,000   SH      Sole               500,000
DELTA AIR LINES INC                Equity  247361702   8,255    500,000   SH      Sole               500,000
HONDA MOTOR CO ADR-EACH CNV INTO   Equity  438128308   7,652    200,000   SH      Sole               200,000
1 ORD NPV
ACUITY BRANDS INC                  Equity  00508Y102   7,629    110,000   SH      Sole               110,000
BANK OF AMERICA -CORP              Equity  '060505104  7,308    600,000   SH      Sole               600,000
MAZDA MOTOR CORP                   Equity  J41551102   7,008  2,350,000   SH      Sole             2,350,000
SILVER WHEATON CORP                Equity  828336107   6,897    220,000   SH      Sole               220,000
COSTAR GROUP INC                   Equity  22160N109   6,568     60,000   SH      Sole                60,000
UNITED CONTINENTAL HOLDINGS INC    Equity  910047109   6,402    200,000   SH      Sole               200,000
COM USD0.01
GOLDCORP                           Equity  380956409   6,121    182,000   SH      Sole               182,000
KENNEDY WILSON HOLDINGS - INC      Equity  489398107   5,351    345,000   SH      Sole               345,000
STAG INDUSTRIAL INC                Equity  85254J102   5,318    250,000   SH      Sole               250,000
LOUISIANA-PACIFIC CORP             Equity  546347105   5,184    240,000   SH      Sole               240,000
CORE MARK HLDG CO INC              Equity  218681104   5,131    100,000   SH      Sole               100,000
WASTE CONNECTIONS INC              Equity  941053100   5,037    140,000   SH      Sole               140,000
ARUBA NETWORKS INC                 Equity  43176106    4,948    200,000   SH      Sole               200,000
DELUXE CORP                        Equity  248019101   4,554    110,000   SH      Sole               110,000
USG CORP                           Equity  903293405   3,966    150,000   SH      Sole               150,000
PHILLIPS 66                        Equity  718546104   3,499     50,000   SH      Sole                50,000
GENTHERM - INC                     Equity  37253A103   3,276    200,000   SH      Sole               200,000
FEI COMPANY                        Equity  30241L109   3,228     50,000   SH      Sole                50,000
CEPHEID INC                        Equity  15670R107   3,070     80,000   SH      Sole                80,000
SALESFORCE.COM INC                 Equity  79466L302   2,682     15,000   SH      Sole                15,000
Weyerhaeuser Co                    Equity  962166104   2,510     80,000   SH      Sole                80,000
ATMEL CORP                         Equity  49513104    2,088    300,000   SH      Sole               300,000
KEYCORP                            Equity  493267108   1,992    200,000   SH      Sole               200,000
ELDORADO GOLD - CORP               Equity  284902103   1,906    200,000   SH      Sole               200,000
Plum Creek Timber Co Inc           Equity  729251108   1,566     30,000   SH      Sole                30,000
JIVE SOFTWARE INC COM USD0.0001    Equity  47760A108   1,520    100,000   SH      Sole               100,000
METHODE ELECTRONICS INC            Equity  591520200   1,417    110,000   SH      Sole               110,000
WORKDAY INC-CLASS A                Equity  98138H101   1,233     20,000   SH      Sole                20,000
SAFEGUARD SCIENTIFICS INC          Equity  786449207     790     50,000   SH      Sole                50,000
HEADWATERS INC                     Equity  42210P102     763     70,000   SH      Sole                70,000
DIALIGHT PLC                       Equity  G28533100     116      5,880   SH      Sole                 5,880
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